NOTES RECEIVABLE, NET - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Notes Receivable ,Net - Third Parties [Line Items]
Provision for notes receivable	¥ 0		¥ 0	¥ (1,040)	¥ (182)
Notes receivable pledged as collateral	225,000		1,481,000
Third parties
Notes Receivable ,Net - Third Parties [Line Items]
Notes receivable	4,088,902		6,697,096
Notes receivable, net	¥ 4,088,902	$ 575,910	¥ 6,697,096